Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule related to Investment Arrangements with Unaffiliated Third Party
The following table summarizes the activity related to investment arrangements with unaffiliated third parties.

		Third Party Net Investment Amount	Non-Controlling Ownership Percentage	Net Real Estate Assets Subject to Investment Arrangement		Distributions
		As of December 31,	As of December 31,	As of December 31,		Year Ended December 31,
Property Name (Dollar amounts in thousands)	Investment Date	2020	2020	2020	2019	2020	2019	2018
Plaza Del Rio Medical Office Campus Portfolio(1)	May 2015	$371	2.2%	$12,790	$14,220	$—	$—	$87
UnityPoint Clinic Portfolio (2)	December 2017	$—	—%	$—	$8,842	$—	$—	$—
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(1)    One property within the Plaza Del Rio Medical Office Campus Portfolio was mortgaged as part of the Multi-Property CMBS Loan. See Note 4 - Mortgage Notes Payable for additional information.
(2) On November 4, 2020, the Company purchased all of the outstanding membership interests in the joint venture that owns the UnityPoint portfolio. See details above for additional information.